Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Goodwill and Other Intangible Assets

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:[1]
At 1 January 2024	957	585	1,002	230	8,774	11,548
Exchange and other adjustments	–	–	–	–	(5)	(5)
Additions	–	–	–	–	1,246	1,246
Disposals and write-offs	–	–	–	–	(208)	(208)
At 31 December 2024	957	585	1,002	230	9,807	12,581
Exchange and other adjustments	–	–	–	–	(66)	(66)
Additions	–	–	–	–	1,244	1,244
Disposals and write-offs	–	–	–	–	(269)	(269)
At 31 December 2025	957	585	1,002	230	10,716	13,490
Accumulated amortisation:
At 1 January 2024	344	204	762	59	4,342	5,711
Exchange and other adjustments	–	–	–	–	(11)	(11)
Charge for the year[2]	–	–	70	10	1,197	1,277
Disposals and write-offs	–	–	–	–	(200)	(200)
At 31 December 2024	344	204	832	69	5,328	6,777
Exchange and other adjustments	–	1	–	–	(40)	(39)
Charge for the year[2]	–	–	71	10	1,248	1,329
Disposals and write-offs	–	–	–	–	(269)	(269)
At 31 December 2025	344	205	903	79	6,267	7,798
Balance sheet amount at 31 December 2025	613	380	99	151	4,449	5,692
Balance sheet amount at 31 December 2024	613	381	170	161	4,479	5,804
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2The charge for the year is recognised in operating expenses (note 9).